SUPPLEMENTAL CASH FLOW INFORMATION - Reconciliation of Cash, Cash Equivalents, and Restricted Cash (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Supplemental Cash Flow Elements [Abstract]
Cash and cash equivalents	$ 305,496	$ 78,297	$ 64,615
Non-current restricted cash	1,778	3,440	3,867
Total cash, cash equivalents and restricted cash in the statement of cash flows	$ 307,274	$ 81,737	$ 68,482	$ 183,589